Scout Stock Fund (Prospectus Summary) | Scout Stock Fund
SCOUT STOCK FUND SUMMARY
Investment Objectives
The investment objectives of the Scout Stock Fund (the "Fund") are long-term growth of capital and income.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Scout Stock Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Scout Stock Fund
Management Fees		0.60%
Distribution (12b-1) Fees		none
Other Expenses		0.40%
Total Annual Fund Operating Expenses		1.00%
Less Advisor's Fee Waiver and/or Expense Assumption	[1]	(0.10%)
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)		0.90%
[1]	Scout Investments, Inc. (the "Advisor") has entered into an agreement to waive advisory fees and/or assume certain fund expenses through October 31, 2013 in order to limit the "Total Annual Fund Operating Expenses" (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees and non-routine expenses) to no more than 0.90%. If "Total Annual Fund Operating Expenses" would fall below the expense limit, the Advisor may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the three years following the end of the fiscal year in which the Advisor waived fees or assumed expenses for the Fund. This expense limitation agreement may not be terminated prior to October 31, 2013 unless the Fund's Board of Trustees (the "Board") consents to an earlier revision or termination as being in the best interests of the Fund.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Please note that only the first year in the example reflects the effect of the Advisor's contractual agreement to limit overall
Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Scout Stock Fund	92	308	543	1,216

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 117% of the average value of its portfolio.
Principal Investment Strategies
To pursue its objectives, the Fund invests in a diversified portfolio consisting primarily of common stocks. The Fund normally invests at least 80% of its assets in common stocks. Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty days before it occurs.

The equity securities in which the Fund invests include common stocks, depositary receipts, preferred stocks, convertible securities, warrants and other rights, and real estate investment trusts ("REITs"). Common stock represents an ownership interest in a company and its value is based on the success of the company's business, any income paid to shareholders, the value of the company's assets, general market conditions and investor demand. Depositary receipts are typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have different voting rights as well. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Warrants and similar rights are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. REITs are companies that invest primarily in income producing real estate or real estate related loans or interests.

How does the Fund choose securities in which to invest? In selecting securities for the Fund, the Advisor initially applies a "top-down" approach, focusing on an analysis of prevailing economic, political and market conditions, and forming an opinion as to which economic sectors or themes have the best prospects in view of those conditions. Once desirable sectors or industries are identified, the Advisor applies a "bottom-up" fundamental approach that focuses on the fundamental financial characteristics and catalysts of each company being considered for investment. The Fund will generally invest in equity securities that the Advisor believes are undervalued and have above-average ability to increase their earnings and revenues.

The Advisor seeks to identify and invest in companies with one or more of the following characteristics:

• strong business fundamentals and prospects

• financial strength

• potential for strong and sustainable earnings and revenue growth

• attractive prices in relation to appropriate valuation measures

The Fund will invest primarily in securities of U.S. companies, but may invest up to 20% of the portfolio in foreign companies, including those located in developing countries or emerging markets; American Depositary Receipts ("ADRs")
or Global Depositary Receipts ("GDRs").

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the
Fund may not be able to pursue its investment objective and, instead, will focus on preserving your investment.
Main Risks
As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance
Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund normally invests in equity securities. Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time, sometimes rapidly and unpredictably. When the value of the Fund's equity securities goes down, your investment in the Fund decreases in value. Different types of investments shift in and out of favor depending on market and economic conditions that may affect individual companies or industries, or the securities market as a whole. At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. U.S. and international equity markets have experienced volatility in recent years in response to economic and market conditions. During a general downturn in the economy and securities markets, multiple asset classes may be negatively affected. Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor, and the value of the Fund may go down.

Value Investing Risks: The Fund can utilize a value bias in choosing the securities for the Fund's portfolio. A value stock is one that trades at an attractive price relative to the company's intrinsic value. A value stock may not increase in price as anticipated by the Advisor if other investors fail to recognize the company's value or the factors that the Advisor believes will increase the price of the security do not occur.

Growth Investing Risks: The Fund can utilize a "growth investing style" in choosing securities for the Fund's portfolio. A growth stock is stock of a company which is growing earnings and/or revenue faster than its industry or the overall market. A slower growth or recessionary economic environment could have an adverse effect on the price of growth stocks. Historically, growth investments have performed best during the later stages of economic expansion.
Therefore, the growth investing style may go in and out of favor. At times when the growth investing style used is out of favor, the Fund may underperform other equity funds that use different investing styles.

REIT Risks: The Fund may invest in REITs. The performance of equity REITs may be affected by any changes in the value of the underlying properties owned by the trusts. A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. A mortgage
REIT specializes in lending money to developers and owners of properties and passes any interest income earned to its shareholders. REITs may be affected by the quality of any credit extended, and changes in interest rates, including spreads between long-term and short-term interest rates. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

International Investing Risks: International investing poses additional risks.
If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the
United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore, information about the foreign companies may not be readily available.

To the extent the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets.
Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company's shareholders, including the Fund, and in turn, to the
Fund's shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Portfolio Turnover Risks: The Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund's total rate of return. In addition, funds with high portfolio turnover rates may be more likely than low-turnover funds to generate capital gains that must be distributed to shareholders as taxable income.

Management Risks: The Fund is subject to management risk as an actively managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.
Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's returns have changed from year to year. The table shows how the Fund's average annual returns for 1,
5 and 10 year periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives. Prior to
April 1, 2005, the Fund was managed in accordance with a different investment strategy. Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.
Annual Total Return as of December 31 of Each Year

During the periods shown in the bar chart above the Fund's highest quarterly return was 14.25% (quarter ended June 30, 2003) and the Fund's lowest quarterly return was -17.86% (quarter ended December 31, 2008).

Year-to-date return (through September 30, 2012): 12.30%
Average Annual Total Return as of December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Scout Stock Fund	Return Before Taxes	(1.28%)	0.80%	2.95%
Scout Stock Fund After Taxes on Distributions	Return After Taxes on Distributions	(1.44%)	0.29%	2.21%
Scout Stock Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.61%)	0.69%	2.48%
Scout Stock Fund S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
Scout Stock Fund Lipper Large-Cap Core Funds Index	Lipper Large-Cap Core Funds Index (reflects no deduction for fees, expenses or taxes)	0.09%	(0.60%)	2.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.